Interim Condensed Consolidated Statements of Changes in Shareholders' Equity - EUR (€) € in Thousands	Issued capital	Capital reserve	Treasury Shares	Accumulated deficit	Currency translation reserve	Total
Balance at the beginning at Dec. 31, 2022	€ 23,400	€ 1,817,287	€ (1,481)	€ (1,305,814)	€ (139)	€ 533,253
Net profit / (loss)				(173,514)		(173,514)
Other comprehensive income (loss)					(14)	(14)
Total comprehensive income (loss)				(173,514)	(14)	(173,528)
Share-based payment expense		6,273				6,273
Issuance of share capital (net of transaction costs)	3,453	232,387				235,840
Settlement of share-based payment awards	18	(1,072)	€ 1,481			428
Balance at the end at Sep. 30, 2023	26,871	2,054,876		(1,479,329)	(153)	602,265
Balance at the beginning at Dec. 31, 2023	26,879	2,056,110		(1,565,981)	(67)	516,941
Net profit / (loss)				194,947		194,947
Other comprehensive income (loss)					45	45
Total comprehensive income (loss)				194,947	45	194,992
Share-based payment expense		2,807				2,807
Realized tax benefit related to prior year equity transaction costs		10,017				10,017
Settlement of share-based payment awards	42	(102)				(60)
Balance at the end at Sep. 30, 2024	€ 26,921	€ 2,068,832		€ (1,371,035)	€ (22)	€ 724,695